Vessels, detail 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 333,078	$ 284,108
Acquisitions and other vessel's costs	113,020	60,379
Vessels' disposals	(17,588)	(11,409)
Impairment charges	(6,607)	0	$ (42,323)
Vessels' cost, ending balance	421,903	333,078	284,108
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(26,984)	(18,736)
Vessels' disposals	2,243	1,929
Depreciation for the period	(12,613)	(10,177)
Accumulated depreciation, ending balance	(37,354)	(26,984)	(18,736)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	306,094	265,372
Acquisitions and other vessel's costs	113,020	60,379
Vessels' disposals	(15,345)	(9,480)
Depreciation for the period	(12,613)	(10,177)
Impairment charges	(6,607)	0	(42,323)
Vessel's net book value, ending balance	$ 384,549	$ 306,094	$ 265,372